UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21113

Touchstone Institutional Funds Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100 Cincinnati, OH			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	12/31

Date of reporting period:	6/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

June 30, 2011
(Unaudited)

Semi-Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

Tabular Presentation of Portfolio of Investments (Unaudited)

June 30, 2011

The illustration below provides the Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund's investments.

Touchstone Sands Capital Institutional Growth Fund

Sector Allocation*	(% of Net Assets)
Information Technology	36.1%
Consumer Discretionary	21.0
Health Care	16.9
Energy	12.8
Financials	5.2
Industrials	4.3
Materials	1.9
Investment Funds	4.4
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

*  Source: Bloomberg

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Touchstone Sands Capital Institutional Growth Fund
Assets
Investments, at cost	$1,081,278,653
Affiliated securities, at market value	$27,453,579
Non-affiliated securities, at market value	1,502,457,529
Investments, at value (A)	$1,529,911,108
Dividends and interest receivable	436,194
Receivable for capital shares sold	2,799,077
Receivable for securities lending income	1,554
Other assets	51,292
Total Assets	1,533,199,225
Liabilities
Payable upon return of securities loaned	38,392,441
Payable for capital shares redeemed	2,279,150
Payable to Advisor	911,343
Other accrued expenses and liabilities	55,453
Total Liabilities	41,638,387
Net Assets	$1,491,560,838
Net assets consist of:
Paid-in capital	$1,149,885,170
Accumulated net investment loss	(1,973,118)
Accumulated net realized losses on investments	(104,983,669)
Net unrealized appreciation on investments	448,632,455
Net Assets	$1,491,560,838
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	98,394,700
Net asset value, offering price and redemption price per share	$15.16
(A) Includes market value of securities on loan of:	$37,622,206

See accompanying notes to financial statements.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Touchstone Sands Capital Institutional Growth Fund
Investment Income
Dividends from affiliated securities	$16,940
Dividends from non-affiliated securities	3,485,966
Income from securities loaned	28,240
Total Investment Income	3,531,146
Expenses
Unified management fee	5,367,320
Registration fees	29,684
Miscellaneous expenses	107,260
Net Expenses	5,504,264
Net Investment Loss	(1,973,118)
Realized and Unrealized Gains on Investments
Net realized gains from security transactions	3,601,967
Net change in unrealized appreciation/(depreciation) on investments	102,042,680
Net Realized and Unrealized Gains on Investments	105,644,647
Change in Net Assets Resulting from Operations	$103,671,529

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Touchstone Sands Capital Institutional Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
From Operations
Net investment loss	$(1,973,118)	$(2,592,612)
Net realized gains from security transactions	3,601,967	46,624,982
Net change in unrealized appreciation/(depreciation) on investments	102,042,680	196,622,705
Change in Net Assets Resulting from Operations	103,671,529	240,655,075
From Capital Share Transactions
Proceeds from shares sold	308,107,213	361,655,579
Payments for shares redeemed	(151,177,944)	(375,247,965)
Change in Net Assets from Share Transactions	156,929,269	(13,592,386)
Total Increase in Net Assets	260,600,798	227,062,689
Net Assets
Beginning of period	1,230,960,040	1,003,897,351
End of period	$1,491,560,838	$1,230,960,040
Accumulated Net Investment Loss	$(1,973,118)	$—

See accompanying notes to financial statements.

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$14.04		$11.12	$6.50	$13.18	$11.10	$11.79
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)	(0.01)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	1.14		2.95	4.63	(6.35)	2.12	(0.65)
Total from investment operations	1.12		2.92	4.62	(6.39)	2.08	(0.69)
Distributions from net realized gains	—		—	—	(0.29)	—	—
Net asset value at end of period	$15.16		$14.04	$11.12	$6.50	$13.18	$11.10
Total return	7.98	% (A)	26.26%	71.08%	(48.45%)	18.74%	(5.85%)
Net assets at end of period (000's)	$1,491,561		$1,230,960	$1,003,897	$591,557	$1,375,494	$1,234,451
Ratio of net expenses to average net assets	0.80	% (B)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of gross expenses to average net assets	0.80	% (B)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment loss to average net assets	(0.29	%) (B)	(0.26%)	(0.13%)	(0.37%)	(0.31%)	(0.44%)
Portfolio turnover rate	8	% (A)	41%	34%	44%	36%	28%

(A)  Not annualized.

(B)  Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2011 (Unaudited)

1. Organization

The Touchstone Institutional Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company, and was organized as a Delaware statutory trust on May 29, 2002. The Trust consists of one fund, the Touchstone Sands Capital Institutional Growth Fund ("Sands Capital Institutional Growth Fund" or the "Fund"), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Fund did not hold any Level 3 categorized securities during the six months ended or as of June 30, 2011.

During the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for

Notes to Financial Statements (Continued)

which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS)." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund's custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Fund's custodian into an approved investment vehicle.

As of June 30, 2011, the Fund loaned securities and received collateral as follows:

Fund	Fair Value of Securities Loaned	Value of Collateral Received
Sands Capital Institutional Growth Fund	$37,622,206	$38,392,441

All collateral received as cash is received, held and administered by the Fund's custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Financial Statements (Continued)

Share valuation — The net asset value per share is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — The Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Any realized capital gains on sales of securities for the Fund, net of applicable capital loss carryforwards, are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses — The Fund pays a unified management fee to Touchstone Advisors, Inc. (the Advisor and Administrator) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Fund will pay all state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2011:

Sands Capital Institutional Growth Fund
Purchases of investment securities	$248,586,708
Proceeds from sales and maturities	$110,455,202

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor, the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Fund. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued

Notes to Financial Statements (Continued)

daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the management agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf, excluding state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

The Advisor has entered into an investment sub-advisory agreements with Sands Capital Management, LLC, an SEC registered investment advisor.

The Advisor, (not the Fund), pays the Sub-Advisor a fee for their services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Fund. The maximum operating expense limit in any year with respect to the Fund, as a percentage of the average daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 29, 2012. During the six months ended June 30, 2011, the Advisor did not reimburse any operating expenses.

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund's investment in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2011, is as follows:

	Share Activity
	Balance 12/31/10	Purchases	Sales	Balance 06/30/11	Dividends	Value 06/30/11
Sands Capital Institutional Growth Fund	9,658,328	167,090,781	(149,295,530)	27,453,579	$16,940	$27,453,579

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Sands Capital Institutional Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	21,140,421	29,665,546
Shares redeemed	(10,396,892)	(32,287,696)
Change in shares outstanding	10,743,529	(2,622,150)
Shares outstanding, beginning of period	87,651,171	90,273,321
Shares outstanding, end of period	98,394,700	87,651,171

Notes to Financial Statements (Continued)

6. Federal Tax Information

Federal income tax — It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The Fund paid no distributions for the years ended December 31, 2010 and 2009.

The following information is computed on a tax basis for each item as of December 31, 2010:

Sands Capital Institutional Growth Fund
Tax cost of portfolio investments	$952,954,855
Gross unrealized appreciation	324,863,582
Gross unrealized depreciation	(16,863,544)
Net unrealized appreciation	308,000,038
Accumulated capital and other losses	(69,995,899)
Post October losses	—
Undistributed ordinary income	—
Accumulated earnings	$238,004,139

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale deferrals.

As of December 31, 2010, the Fund had the following capital loss carryforwards for federal income tax purposes:

Fund	Amount	Expires December 31,
Sands Capital Institutional Growth Fund	$69,995,899	2017

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended December 31, 2010, the Fund utilized $43,620,515 of capital loss carryforwards.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund and are designed to present the Fund's capital accounts on a tax basis. The following reclassifications, which are primarily attributed to return of capital

Notes to Financial Statements (Continued)

distributions, investments in limited partnerships, and the tax treatment of net investment loss have been made to the Fund for the year ended December 31, 2010:

Fund	Accumulated Net Investment Income	Accumulated Net Realized Gains (Losses)	Paid-In Capital
Sands Capital Institutional Growth Fund	$2,592,612	$—	$(2,592,612)

As of June 30, 2011, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Sands Capital Institutional Growth Fund	$1,100,573,521	$456,375,973	$(27,038,386)	$429,337,587

The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007 through 2010) and has concluded that no provision for income tax is required in its financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund's fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the "Federal Tax Information" section of the financial statement notes for the fiscal year ending December 31, 2011.

7. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Concentrations/Risks

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. Subsequent Events

During a meeting of the Board of Trustees held June 22, 2011, the Trustees unanimously approved a change in the Sub-Administrator and Transfer Agent to the Funds. Effective on or about December 3, 2011, Bank of New York Mellon will assume responsibility for these services.

There were no other subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Sands Capital Institutional Growth Fund – June 30, 2011 (Unaudited)

Common Stocks — 98.2%	Shares	Market Value
Information Technology — 36.1%
Apple, Inc.*	260,100	$87,307,767
ASML Holding NV	729,000	26,943,840
F5 Networks, Inc.*	449,800	49,590,450
Google, Inc. - Class A*	112,100	56,765,198
OpenTable, Inc.* †	219,200	18,219,904
QUALCOMM, Inc.	1,616,900	91,823,751
Salesforce.com, Inc.*	752,400	112,092,552
Visa, Inc. - Class A	1,127,300	94,986,298
		537,729,760
Consumer Discretionary — 21.0%
Amazon.com, Inc.*	533,600	109,115,864
Las Vegas Sands Corp.*	832,226	35,128,260
Netflix, Inc.* †	188,300	49,464,527
NIKE, Inc. - Class B	508,500	45,754,830
Priceline.com, Inc.*	56,500	28,924,045
Starbucks Corp.	1,150,600	45,437,194
		313,824,720
Health Care — 16.9%
Alexion Pharmaceuticals, Inc.*	800,000	37,624,000
Allergan, Inc.	671,700	55,919,025
Illumina, Inc.* †	861,800	64,764,270
Intuitive Surgical, Inc.* †	166,800	62,067,948
Varian Medical Systems, Inc.*	444,800	31,144,896
		251,520,139
Energy — 12.8%
FMC Technologies, Inc.* †	912,500	40,870,875
National-Oilwell Varco, Inc.	789,100	61,715,511
Schlumberger Ltd.	704,000	60,825,600
Southwestern Energy Co.*	635,300	27,241,664
		190,653,650
Financials — 5.2%
Charles Schwab Corp. (The)	2,354,100	38,724,945
IntercontinentalExchange, Inc.*	314,900	39,271,179
		77,996,124
Industrials — 4.3%
CH Robinson Worldwide, Inc.	347,100	27,365,364
W.W. Grainger, Inc.	241,300	37,075,745
		64,441,109
Materials — 1.9%
Praxair, Inc.	257,400	27,899,586
Total Common Stocks		$1,464,065,088

	Shares	Market Value
Investment Funds — 4.4%
Invesco Liquid Assets Portfolio **	38,392,441	$38,392,441
Touchstone Institutional Money Market Fund^	27,453,579	27,453,579
Total Investment Funds		$65,846,020
Total Investment Securities — 102.6% (Cost $1,081,278,653)		$1,529,911,108
Liabilities in Excess of Other Assets — (2.6%)		(38,350,270)
Net Assets — 100.0%		$1,491,560,838

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $37,622,206.

**  Represents collateral for securities loaned.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,464,065,088	$—	$—	$1,464,065,088
Investment Funds	65,846,020	—	—	65,846,020
				$1,529,911,108

See accompanying notes to financial statements.

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized June 30, 2011	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Six Months June 30, 2011*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.80%	$1,000.00	$1,079.80	$4.13
Hypothetical	0.80%	$1,000.00	$1,020.83	$4.01

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-SAR-1106

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable in semiannual filing.

(a)(2)       Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)            Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Touchstone Institutional Funds Trust

By (Signature and Title)		/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

By (Signature and Title)		/s/ Terrie Wiedenheft
Terrie Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 31, 2011